PIMCO California Municipal Bond Fund Expense Example, No Redemption - PIMCO California Municipal Bond Fund	Mar. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 304
Expense Example, No Redemption, 3 Years	472
Expense Example, No Redemption, 5 Years	654
Expense Example, No Redemption, 10 Years	1,181
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	157
Expense Example, No Redemption, 3 Years	486
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	$ 1,632